UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07255
                                                     ---------

                       OPPENHEIMER INTERNATIONAL BOND FUND
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 03/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              13.6%
--------------------------------------------------------------------------------
Brazil                                                                      8.5
--------------------------------------------------------------------------------
Germany                                                                     7.4
--------------------------------------------------------------------------------
United Kingdom                                                              6.9
--------------------------------------------------------------------------------
Japan                                                                       6.8
--------------------------------------------------------------------------------
Italy                                                                       5.3
--------------------------------------------------------------------------------
France                                                                      4.1
--------------------------------------------------------------------------------
Russia                                                                      3.7
--------------------------------------------------------------------------------
Australia                                                                   3.6
--------------------------------------------------------------------------------
Turkey                                                                      3.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                  30.2%
Latin America           22.6
United States/Canada    16.2
Asia                    15.1
Emerging Europe          8.0
Middle East/Africa       7.6
Supranational            0.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypo-


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

thetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       BEGINNING     ENDING       EXPENSES
                                       ACCOUNT       ACCOUNT      PAID DURING
                                       VALUE         VALUE        6 MONTHS ENDED
                                       (10/1/06)    (3/31/07)     MARCH 31, 2007
--------------------------------------------------------------------------------
Class A Actual                         $ 1,000.00   $  1,077.60   $ 4.93
--------------------------------------------------------------------------------
Class A Hypothetical                     1,000.00      1,020.19     4.80
--------------------------------------------------------------------------------
Class B Actual                           1,000.00      1,073.30     9.40
--------------------------------------------------------------------------------
Class B Hypothetical                     1,000.00      1,015.91     9.14
--------------------------------------------------------------------------------
Class C Actual                           1,000.00      1,074.00     8.72
--------------------------------------------------------------------------------
Class C Hypothetical                     1,000.00      1,016.55     8.48
--------------------------------------------------------------------------------
Class N Actual                           1,000.00      1,075.50     7.27
--------------------------------------------------------------------------------
Class N Hypothetical                     1,000.00      1,017.95     7.07
--------------------------------------------------------------------------------
Class Y Actual                           1,000.00      1,079.80     2.86
--------------------------------------------------------------------------------
Class Y Hypothetical                     1,000.00      1,022.19     2.78

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2007 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A                0.95%
-------------------------------
Class B                1.81
-------------------------------
Class C                1.68
-------------------------------
Class N                1.40
-------------------------------
Class Y                0.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  March 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
----------------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates,
Series 2006-1A, Cl. C, 8.62%, 11/14/13 1,2 (Cost $1,350,000)                                     $     1,350,000   $    1,350,000
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.1%
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.125%, 5/15/16 3,4 (Cost $198,506,977)                                          197,180,000      203,934,992
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--52.3%
----------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.6%
Argentina (Republic of) Bonds:
2%, 9/30/14 [ARP]                                                                                     21,270,000        7,610,524
5.475%, 8/3/12 2                                                                                      20,544,000       19,478,794
Series V, 7%, 3/28/11                                                                                 47,005,000       45,807,672
Series VII, 7%, 9/12/13                                                                               17,605,000       16,883,195
----------------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 1,5 [ARP]                                                                              2,535            1,022
----------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 [ARP]                                                     22,931,998       11,036,961
----------------------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 1                                               3,375,000        3,510,000
                                                                                                                   ---------------
                                                                                                                      104,328,168

----------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--3.5%
New South Wales Treasury Corp. Sr. Unsec. Nts.,
Series 17RG, 5.50%, 3/1/17 [AUD]                                                                      82,715,000       63,822,941
----------------------------------------------------------------------------------------------------------------------------------
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                                          208,360,000      170,908,675
                                                                                                                   ---------------
                                                                                                                      234,731,616

----------------------------------------------------------------------------------------------------------------------------------
BELGIUM--1.8%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                              26,590,000       39,533,173
----------------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.615%, 5/10/07 6 [EUR]                                          62,870,000       83,663,989
                                                                                                                   ---------------
                                                                                                                      123,197,162

----------------------------------------------------------------------------------------------------------------------------------
BRAZIL--2.0%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                           16,320,000       16,481,813
8%, 1/15/18                                                                                           14,015,000       15,864,980
8.75%, 2/4/25                                                                                          3,475,000        4,474,063
8.875%, 10/14/19                                                                                      23,654,000       29,934,137
10.25%, 1/10/28 [BRR]                                                                                 64,020,000       30,972,157
10.50%, 7/14/14                                                                                       18,700,000       24,076,250
----------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                      4,000,000        4,564,000
----------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%, 4/10/07 1 [JPY]                                    500,000,000        4,258,953
                                                                                                                   ---------------
                                                                                                                      130,626,353


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                   $     1,500,000   $    1,781,250
8.25%, 1/15/15 7                                                                                       1,440,000        1,710,000
                                                                                                                   ---------------
                                                                                                                        3,491,250

----------------------------------------------------------------------------------------------------------------------------------
CANADA--2.6%
Canada (Government of) Bonds, 5.25%, 6/1/12 [CAD]                                                    125,120,000      114,513,249
----------------------------------------------------------------------------------------------------------------------------------
Canada (Government of) Treasury Bills, 4.059%, 5/3/07 6,8,9 [CAD]                                     67,280,000       58,069,721
                                                                                                                   ---------------
                                                                                                                      172,582,970

----------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.1%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                        3,390,000        3,698,490
10.75%, 1/15/13                                                                                       10,000,000       12,450,000
12%, 10/22/15 [COP]                                                                               64,578,000,000       34,049,199
----------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                                        6,655,000        7,590,028
11.75%, 3/1/10 [COP]                                                                              35,992,780,000       17,402,750
                                                                                                                   ---------------
                                                                                                                       75,190,467

----------------------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                                  2,730,000        3,595,410
----------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.5%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                                    57,430,000       10,288,905
4%, 11/15/15 [DKK]                                                                                    42,400,000        7,587,911
7%, 11/10/24 [DKK]                                                                                    15,475,000        3,729,648
----------------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                          61,095,000       10,932,749
                                                                                                                   ---------------
                                                                                                                       32,539,213

----------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%, 1/23/18                                    2,705,118        3,137,937
----------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 7                                                                                      1,185,000        1,371,638
7.65%, 6/15/35 7                                                                                       4,630,000
                                                                                                                        5,301,350
                                                                                                                   ---------------
                                                                                                                        6,672,988

----------------------------------------------------------------------------------------------------------------------------------
FRANCE--4.0%
France (Government of) Bonds, 3.25%, 4/25/16 10 [EUR]                                                 81,760,000      102,542,127
----------------------------------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds,
4%, 4/25/55 [EUR]                                                                                     72,835,000       92,595,382
----------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.574%, 5/10/07 6 [EUR]                                        50,855,000       67,668,081
                                                                                                                   ---------------
                                                                                                                      262,805,590


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
GERMANY--7.3%
Germany (Federal Republic of) Bonds:
Series 03, 3.75% 7/4/13 [EUR]                                                                         85,350,000   $  112,281,329
Series 05, 4%, 1/4/37 [EUR]                                                                          103,810,000      133,002,272
----------------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills,
Series 0107, 3.802%, 7/18/07 6 [EUR]                                                                 180,385,000      238,314,515
                                                                                                                   ---------------
                                                                                                                      483,598,116

----------------------------------------------------------------------------------------------------------------------------------
GREECE--1.3%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                                      61,620,000       84,303,476
----------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 1                                                                                        160,000          187,600
10.25%, 11/8/11 1                                                                                        525,000          615,563
                                                                                                                   ---------------
                                                                                                                          803,163

----------------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.3%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 7                                                                                       5,170,000        5,402,650
7.25%, 4/20/15 7                                                                                       7,450,000        8,073,938
----------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 7                                                 6,540,000        8,027,850
                                                                                                                   ---------------
                                                                                                                       21,504,438

----------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.7%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                           161,700,000       44,010,556
----------------------------------------------------------------------------------------------------------------------------------
ITALY--3.9%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4%, 7/1/09 2 [EUR]                      192,825,000      258,897,938
----------------------------------------------------------------------------------------------------------------------------------
JAPAN--6.7%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 [JPY]                                                           19,993,000,000      169,742,843
10 yr., Series 245, 0.90%, 12/20/12 [JPY]                                                          9,397,000,000       77,327,486
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                                           9,820,000,000       83,466,667
30 yr., Series 25, 2.30%, 12/20/36 [JPY]                                                          13,547,000,000      114,153,938
                                                                                                                   ---------------
                                                                                                                      444,690,934

----------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.7%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 1 [MYR]                           107,980,000       35,134,490
----------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                                     39,730,000       12,264,303
                                                                                                                   ---------------
                                                                                                                       47,398,793

----------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.4%
Mexican Williams Sr. Nts., 6.128%, 11/15/08 1,2                                                          500,000          515,313
----------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, Series M30, 10%, 11/20/36 [MXN]                                         223,830,000       26,107,718
                                                                                                                   ---------------
                                                                                                                       26,623,031


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.6%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%,
9/11/11 [NGN]                                                                                        437,980,000   $    3,833,823
----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts.:
Series 3Y2S, 12.50%, 2/24/09 [NGN]                                                                   356,000,000        2,945,938
Series 3Y7S, 17%, 12/16/08 [NGN]                                                                     570,000,000        5,007,268
----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC,
5.092%, 1/5/10                                                                                           379,485          338,557
----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                                                   866,700,000        7,552,720
Series 7Y16, 11.99%, 12/22/13 1 [NGN]                                                              1,422,500,000       11,840,270
Series 7YR, 12.74%, 10/27/13 1 [NGN]                                                               1,050,600,000        9,052,649
                                                                                                                   ---------------
                                                                                                                       40,571,225

----------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.3%
Panama (Republic of) Bonds:
6.70%, 1/26/36 11                                                                                      2,720,000        2,836,960
7.25%, 3/15/15                                                                                        15,905,000       17,304,640
9.375%, 4/1/29                                                                                         1,650,000        2,206,875
                                                                                                                   ---------------
                                                                                                                       22,348,475

----------------------------------------------------------------------------------------------------------------------------------
PERU--2.2%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                                 150,435,000       54,131,311
8.20%, 8/12/26 1 [PEN]                                                                                34,690,000       13,231,251
9.91%, 5/5/15 [PEN]                                                                                  128,732,000       50,898,287
Series 7, 8.60%, 8/12/17 [PEN]                                                                        56,965,000       21,356,818
Series 8-1, 12.25%, 8/10/11 [PEN]                                                                     18,633,000        7,327,233
----------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 6                                                         2,410,062        1,423,527
                                                                                                                   ---------------
                                                                                                                      148,368,427
----------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.4%
Philippines (Republic of the) Bonds, 8%, 1/15/16                                                       2,910,000        3,291,938
----------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Sr. Unsec. Bonds, 6.375%,
1/15/32                                                                                                4,265,000        4,163,706
----------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                                         4,844,000        5,485,830
9%, 2/15/13                                                                                           12,145,000       14,042,656
                                                                                                                   ---------------
                                                                                                                       26,984,130

----------------------------------------------------------------------------------------------------------------------------------
POLAND--1.2%
Poland (Republic of) Bonds:
Series 0K0807, 4.191%, 8/12/07 6 [PLZ]                                                                43,990,000       14,972,587
Series DS1013, 5%, 10/24/13 [PLZ]                                                                     79,840,000       27,431,399
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                                   10,000,000        3,609,960
Series 0511, 4.25%, 5/24/11 [PLZ]                                                                     97,965,000       32,953,663
                                                                                                                   ---------------
                                                                                                                       78,967,609


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
SPAIN--2.0%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                                     30,885,000   $   40,280,296
----------------------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.715%, 10/19/07 6 [EUR]                                        70,675,000       92,416,397
                                                                                                                   ---------------
                                                                                                                      132,696,693

----------------------------------------------------------------------------------------------------------------------------------
TURKEY--1.6%
Turkey (Republic of) Bonds:
7%, 9/26/16                                                                                           22,085,000       22,581,913
Series CPI, 10%, 2/15/12 [TRY]                                                                         6,800,000        4,898,965
----------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                         8,615,000        8,981,138
9.50%, 1/15/14                                                                                         1,610,000        1,878,548
11%, 1/14/13                                                                                           3,850,000        4,728,262
16%, 3/7/12 [TRY]                                                                                     70,985,000       48,150,472
19.868%, 7/16/08 6 [TRY]                                                                               8,755,000        4,971,720
20.493%, 8/13/08 6 [TRY]                                                                              15,945,000        8,930,517
                                                                                                                   ---------------
                                                                                                                      105,121,535

----------------------------------------------------------------------------------------------------------------------------------
UKRAINE--0.1%
Ukraine (Government of) Bonds, 7.65%, 6/11/13                                                          7,655,000        8,343,950
----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                                      43,745,000       85,696,022
6%, 12/7/28 [GBP]                                                                                     50,025,000      116,844,114
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                        44,640,000       85,550,996
                                                                                                                   ---------------
                                                                                                                      288,091,132

----------------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.9%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27 [UYU]                                                                                  248,600,000       10,437,699
7.625%, 3/21/36                                                                                       12,640,000       13,998,800
----------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                                    403,060,000       18,889,817
8%, 11/18/22                                                                                          12,685,000       14,460,900
                                                                                                                   ---------------
                                                                                                                       57,787,216
                                                                                                                   ---------------
Total Foreign Government Obligations (Cost $3,339,705,038)                                                          3,474,009,961


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.2%
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank
of Ukraine Loan Participation Nts., 8.40%, 2/9/16                                                $     5,890,000   $    6,125,600
----------------------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts.,
Series 28, Tranche 1, 7.25%, 11/25/09 [RUR]                                                           72,600,000        2,824,772
----------------------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts.,
Series 23, Tranche 1, 8%, 9/30/09 [RUR]                                                               71,200,000        2,756,599
                                                                                                                   ---------------
Total Loan Participations (Cost $11,138,643)                                                                           11,706,971

----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--12.7%
----------------------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 1                                            7,923,000        8,200,305
----------------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 7                                                              2,225,000        2,223,138
----------------------------------------------------------------------------------------------------------------------------------
African Development Bank, 9.25% Bonds, 1/18/08 [NGN]                                               1,289,400,000       10,300,084
----------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                                  4,240,000        4,886,600
8.875% Nts., 11/17/14 7                                                                                7,625,000        8,787,813
----------------------------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 8.46% Bonds, 12/18/36 1 [MXN]                                               140,800,000       12,913,815
----------------------------------------------------------------------------------------------------------------------------------
Astana-finance:
7.625% Unsec. Bonds, 2/16/09                                                                           2,375,000        2,384,749
9% Sr. Unsec. Unsub. Bonds, 11/16/11                                                                   1,895,000        1,934,615
----------------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 1                                             8,731,632        9,211,872
----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14 [EUR]                                   16,330,000       21,808,891
----------------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 7                                                                    9,710,000       10,438,250
----------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                                                2,750,000        2,743,125
----------------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 1                                                 4,325,000        4,584,500
----------------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 7,12                                               6,700,000        6,619,774
----------------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.60% Sec. Nts., Series 2005-93, 12/20/10 1,2                                            3,600,000        3,628,800
----------------------------------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.50% Sec. Nts., 3/16/11 [EUR]                                                        22,315,000       29,114,071
----------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 1 [BRR]                                           13,295,000        7,549,944
----------------------------------------------------------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 7                                                      4,440,000        5,716,500
----------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 7                                         4,400,000        4,636,500
----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                                   63,120,000       84,743,906
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                                    59,070,000       79,341,160
----------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 1,6                                                                  42,800,000       26,129,400
12.278% Sr. Unsec. Nts., 3/9/09 1,6                                                                   30,220,000       20,703,722
9.751% Sr. Unsec. Nts., 7/8/09 1,6                                                                    30,220,000       21,833,950
----------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., 6.375% Bonds, 4/30/22 2,7                                                             5,545,000        5,506,107
----------------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts.,  5/30/24 7                                                   8,915,092       10,519,809


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
----------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 2 [BRR]                                                                           11,200,000   $    5,472,795
7.889% Nts., 1/25/12 2 [COP]                                                                      12,072,857,239        5,818,134
----------------------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The),
15% Nts., 1/7/10 1 [TRY]                                                                               3,000,000        2,028,017
----------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 7                                                                             2,225,000        2,284,519
8.80% Sr. Nts., 1/30/17 7                                                                              2,780,000        2,960,005
----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita, 6.56% Sec. Nts., 8/26/35 7,11 [MXN]                                  41,757,200        3,782,955
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 11 [RUR]                                    365,000,000       13,906,688
----------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 7                                           2,780,000        2,905,100
----------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 7                                                                                 2,860,000        2,945,800
7.75% Nts., 10/17/16 7                                                                                 2,640,000        2,778,600
----------------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 7                                                         2,745,000        2,841,075
----------------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 7                                                                4,945,000        4,805,210
----------------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                                           665,100,000       13,784,456
6.875% Nts., 11/2/16 7                                                                                 2,739,000        2,804,051
9.625% Unsec. Bonds, 5/15/28                                                                           5,095,000        6,451,544
----------------------------------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 1 [TRY]                                        5,000,000        3,279,454
----------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/10 1,5,13                                                                                           550,000               --
----------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3,
6/15/11 7                                                                                             11,504,278       11,264,713
----------------------------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 4.454% Asset-Backed Nts., 7/20/10 2 [EUR]                                47,470,370       63,292,558
----------------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 7                                 3,820,000        4,044,425
----------------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.51% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11 1,2                                                                2,400,000        2,400,000
----------------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 1 [PEN]                                          26,033,700        9,129,587
----------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 7                                                            5,840,000        5,840,000
----------------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 14                                            6,065,000        2,553,717
----------------------------------------------------------------------------------------------------------------------------------
Vitro SA de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12 7                                                                2,775,000        2,816,625
9.125% Sr. Unsec. Nts., 2/1/17 7                                                                       4,715,000        4,809,300
----------------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 7                                                              2,950,000        3,056,938
----------------------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11 [EUR]                                                              71,760,000       94,406,497
4% Sec. Mtg. Nts., Series 2, 9/27/16 [EUR]                                                           121,045,000      157,284,604
                                                                                                                   ---------------
Total Corporate Bonds and Notes (Cost $840,094,809)                                                                   846,208,767


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                                            VALUE
                                                                                                          SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.1%
----------------------------------------------------------------------------------------------------------------------------------
Okumura Corp. 3                                                                                          459,000   $    2,500,151
----------------------------------------------------------------------------------------------------------------------------------
Societe des Autoroutes Paris-Rhin-Rhone                                                                   21,812        1,987,174
                                                                                                                   ---------------
Total Common Stocks (Cost $4,305,601)                                                                                   4,487,325

                                                                                                           UNITS
----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 1,13 (Cost $0)                                                                                  500           18,250

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--25.6%
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.083%, 5/22/08 1,15 [ARP]                               11,655,000       10,426,030
Argentina (Republic of) Credit Linked Nts., 4%, 5/18/09 1 [ARP]                                        7,884,000        7,050,885
Argentina (Republic of) Unsec. Credit Linked Nts., 15.40%, 4/16/10 15 [ARP]                            6,931,968        3,649,923
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                             38,356,000       18,344,902
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                             59,878,000       28,638,442
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                            100,000,000       47,827,986
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10 6 [BRR]                       32,035,902       11,467,805
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%, 1/2/09 6 [BRR]                       28,074,132       11,221,886
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%, 1/3/08 6 [BRR]                        4,719,335       11,022,978
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                                    12,570,000,000        6,184,418
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                           6,942,469,928        3,770,269
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              31,110,000,000       16,895,005
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              12,430,000,000        6,750,399
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              11,705,100,000        6,356,725
Dominican Republic Credit Linked Nts., 10.105%, 7/2/07
(linked to Dominican Republic Treasury Bills) 6 [DOP]                                                 97,400,000        2,944,671
Dominican Republic Credit Linked Nts., 11.01%, 9/4/07
(linked to Dominican Republic Treasury Bills) 6 [DOP]                                                169,790,000        5,046,621
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07
(linked to Dominican Republic Treasury Bills) 6 [DOP]                                                189,200,000        5,810,165
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                                            158,100,000        6,188,919
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07
(linked to Dominican Republic Treasury Bills) 6 [DOP]                                                118,210,000        3,636,081
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07
(linked to Dominican Republic Treasury Bills) 6 [DOP]                                                 57,500,000        1,700,596
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12
(linked to Dominican Republic Treasury Bills) [DOP]                                                  289,700,000        9,054,312
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07
(linked to Dominican Republic Treasury Bills) 6 [DOP]                                                108,450,000        3,335,868
Dominican Republic Unsec. Credit Linked Nts., 9.696%, 3/10/08
(linked to Dominican Republic Treasury Bills) 6 [DOP]                                                196,300,000        5,496,946
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%, 4/30/07
(linked to Dominican Republic Treasury Bills) 6 [DOP]                                                237,770,000        7,301,707


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.: Continued
Egypt (The Arab Republic of) Credit Linked Nts., 8.226%, 6/28/07
(linked to Egyptian Treasury Bills) 1,6 [EGP]                                                         36,460,000   $    6,271,472
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07
(linked to Egyptian Treasury Bills) 1,6 [EGP]                                                         51,690,000        8,863,048
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.376%, 2/28/08
(linked to Egyptian Treasury Bills) 1,6 [EGP]                                                         54,300,000        8,840,903
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08 [EGP]                          34,150,000        6,020,352
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 6 [NGN]                         1,606,440,000       12,233,803
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                             2,672,000,000       23,858,172
Nigeria (Federal Republic of) Credit Linked Nts.,
Series II, 14.50%, 4/4/11 [NGN]                                                                    2,032,000,000       18,193,507
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,2 [RUR]                                       41,690,000        1,624,511
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                                       13,799,000        2,968,736
Zambia (Republic of) Credit Linked Nts., 8.833%, 2/21/08
(linked to Zambian Treasury Bills) 6 [ZMK]                                                        38,315,000,000        8,179,573
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 2,11 [UAH]                                    49,215,000       10,112,884
EES Total Return Linked Nts., 7.10%, 12/12/08 2 [RUR]                                                 72,800,000        2,811,541
Gazprom Total Return Linked Nts., 6.79%, 10/29/09 [RUR]                                              144,790,000        5,742,419
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09 [RUR]                                    141,750,000        5,548,150
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                             116,800,000,000       14,198,912
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 1,2 [RUR]                                 321,528,000       12,500,959
Moitk Total Return Linked Nts., 8.966%, 3/26/11 2 [RUR]                                              352,714,000       13,581,116
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 1 [RUR]                           277,800,000       12,011,603
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                               280,840,000       11,995,948
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 2 [RUR]                                   64,940,000        2,499,240
South African Rand Interest Bearing Linked Nts.,
Series Fbi 43, 5.245%, 5/23/22 2                                                                       2,100,000        2,059,890
Turkey (Republic of) Credit Linked Nts.,
Series EMG 59, 21.41%, 7/16/08 6 [TRY]                                                                28,495,000       16,179,960
Ukraine (Republic of) Credit Linked Nts.,
Series EMG 13, 11.94%, 12/30/09 [UAH]                                                                 30,400,000        6,681,303
Vietnam Shipping Industry Group Total Return Linked Nts.,
10.50%, 1/19/17 1 [VND]                                                                           85,958,000,000        5,655,897
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%, 7/16/08 6 [TRY]                           39,420,000       22,383,367
Ukraine (Republic of) Credit Linked Nts.,
Series EMG 11, 11.94%, 12/30/09 [UAH]                                                                  9,163,000        2,013,841
Ukraine (Republic of) Credit Linked Nts.,
Series NPC 12, 11.94%, 12/30/09 [UAH]                                                                 65,490,000       14,393,372
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.077%, 12/21/11 [ARP]                                   35,580,000       31,460,815
Arrendadora Capita Corp. SA de CV/Capita Corp.
(The) de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11 1 [MXN]                                   118,305,720       10,691,002
Arrendadora Capita Corp. SA de CV/Capita Corp.
(The) de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11 1 [MXN]                                    78,011,604        7,076,223
Borhis Total Return Linked Nts., 6.45%, 3/15/34 [MXN]                                                 25,990,000        8,707,089


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 6 [BRR]                                               61,128,560   $   27,091,437
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                                     15,895,000       12,044,944
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 1 [COP]                                13,259,000,000        7,132,405
Colombia (Republic of) Total Return Linked Bonds,
Series 002, 11%, 7/28/20 [COP]                                                                    24,620,000,000       12,166,873
Compania Total Return Linked Nts., 4.454%, 7/22/10 [EUR]                                              19,753,600       26,352,383
Egypt (The Arab Republic of) Credit Linked Nts., 9.381%, 2/5/08
(linked to Egyptian Treasury Bills) 1,6 [EGP]                                                         36,510,000        5,955,048
Egypt (The Arab Republic of) Total Return Linked Nts., 10.029%, 9/12/07
(linked to Egyptian Treasury Bills) 1,6 [EGP]                                                         71,360,000       11,993,240
European Investment Bank, Russian Federation Credit Linked Nts.,
5.502%, 1/19/10 6                                                                                      8,475,000        7,434,270
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 1                                                          5,165,807        5,191,797
Halyk Bank of Kazakhstan Total Return Linked Nts.,
Series I, 7.25%, 3/20/09 [KZT]                                                                     2,003,690,000       16,141,515
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                            10,300,162       10,516,465
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                               12,412,800       15,705,916
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                              525,300,000        4,326,797
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                                 704,900,000        6,098,666
OAO Gazprom I Credit Nts., 9.22%, 10/20/07                                                             1,435,000        1,524,404
OAO Gazprom II Credit Nts., 8.97%, 4/20/07                                                             1,435,000        1,496,508
Peru (Republic of) Credit Linked Nts., 6.665%, 2/20/11 2                                               3,255,000        3,326,809
Romania (Republic of) 3 yr. Linked Nts., 12.25%, 10/15/07 [RON]                                       22,740,000        9,795,999
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                                         3,320,000        1,443,956
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                                        10,000,000        4,349,264
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                                         5,640,000        2,452,985
Russian Federation Credit Linked Nts., 0%, 12/2/09 6 [RUR]                                           233,573,000        9,618,563
Russian Federation Credit Linked Nts., 6.942%, 2/22/08 6 [RUR]                                       161,200,000        5,829,626
Russian Federation Credit Linked Nts., 7.176%, 2/21/08 6 [RUR]                                        78,000,000        2,820,186
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                            288,935,000       12,400,879
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 2 [RUR]                                   146,720,000        5,652,220
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                         2,505,000        2,566,347
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                                       2,505,000        2,564,419
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                         2,505,000        2,563,968
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                                       2,505,000        2,562,840
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                         2,505,000        2,556,428
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 1 [UAH]                                     27,763,200        6,125,932
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                       3,228,000          725,494
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                      11,438,000        2,570,695
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/18/07 [UAH]                                       27,990,000        5,663,079
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 1 [UAH]                                        7,953,600        1,754,957
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                             27,980,000        5,661,056
United Mexican States BORHIS Total Return Linked Nts.,
6.10%, 9/27/35 [MXN]                                                                                  23,552,567        8,550,330
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 1 [MXN]                                       78,063,736        7,072,112
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 1                                      7,300,000        7,341,391
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total
Return Linked Nts., 9%, 4/20/17 11 [VND]                                                         216,800,000,000       13,533,084


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts.,
Series 3, 7.041%, 12/8/11 2 [RUR]                                                                    213,030,000   $    8,206,737
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts.,
14.802%, 3/29/17 6 [TRY]                                                                             129,050,000       20,942,813
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.476%, 2/8/37 6 [COP]                                                      376,977,600,000        7,513,366
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation
Total Return Linked Nts., 8%, 5/13/09 2 [RUR]                                                        573,900,000       22,578,768
----------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts.,
Series 725, 11.89%, 12/30/09 1 [UAH]                                                                  64,285,000       14,412,420
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.032%, 12/19/11 1 [ARP]                                 36,445,000       31,790,507
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 6 [BRR]                               51,226,300       10,500,496
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 6 [BRR]                              75,340,000       18,283,727
Brazil (Federal Republic of) Credit Linked Nts., 13.847%, 4/1/10 6 [BRR]                             129,150,391       45,559,629
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 [BRR]                                34,060,000       16,744,830
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 6 [BRR]                             138,200,796       28,328,748
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 6 [ARP]                             35,605,000       11,005,234
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 1 [BRR]                                  45,170,000       31,766,548
Brazil (Federal Republic of) Credit Linked Nts.,
Series II, 13.553%, 1/2/15 6 [BRR]                                                                   114,770,000       23,525,845
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 6 [COP]                               153,800,000,000       28,684,103
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 1,6 [COP]                           90,697,000,000       15,490,528
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 6 [COP]                              132,560,000,000       17,633,342
Colombia (Republic of) Credit Linked Bonds,
Series A, 10.218%, 10/31/16 1,6 [COP]                                                             90,312,000,000       15,424,772
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 6 [PEN]                                         40,860,000        7,286,112
Russian Federation Railways Credit Linked Nts., 6.59%, 6/15/07 [RUR]                                 297,950,000       12,638,353
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                              3,850,000        3,849,615
----------------------------------------------------------------------------------------------------------------------------------
JSC Astana Finance Nts., 9.16%, 3/14/12 1                                                             14,000,000       13,895,681
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of)
Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                                             10,726,400        4,390,014
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15                                          20,000,000       22,808,000
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                                                      130,660,000      135,612,014
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10
(linked to Romanian Treasury Bills) [RON]                                                             30,904,100       12,127,290
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08
(linked to Romanian Treasury Bills) [RON]                                                             36,650,000       14,645,143
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10
(linked to Romanian Treasury Bills) [RON]                                                              3,105,000        1,318,714
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08
(linked to Romanian Treasury Bills) [RON]                                                              3,101,000        1,338,302
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08
(linked to Romanian Treasury Bills) [RON]                                                              7,453,000        3,216,498


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.: Continued
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08
(linked to Romanian Treasury Bills) [RON]                                                             24,895,500   $   10,106,132
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 1 [COP]                                  13,289,000,000        6,214,183
Renaissance Capital International Services Ltd.
Total Return Linked Nts., 10.50%, 10/4/08 11 [RUR]                                                   414,000,000       15,932,943
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 1 [RUR]                                          246,944,887        9,836,397
Total Return Linked Nts., Series B, 11%, 6/30/12 1 [RUR]                                             214,199,179        8,537,004
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                                   3,273,000,000       26,637,258
Brazil (Federal Republic of) Linked Nts., 12.551%, 1/5/22 6 [BRR]                                    173,500,000       15,789,569
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                                    56,967,568       34,535,016
Philippines (Republic of the) Credit Linked Nts., 10.22%, 9/20/15 1                                   30,000,000       36,217,327
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 1                                      980,000        1,138,142
Philippines (Republic of the) Credit Linked Nts., 8.22%, 6/20/16 1,2                                   2,640,000        2,830,462
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                                             11,760,000       12,444,461
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                                     4,415,000        4,917,827
WTI Trading Ltd. Total Return Linked Nts., Series A, 0%, 2/6/09 1,6                                   10,900,000       11,227,000
WTI Trading Ltd. Total Return Linked Nts., Series B, 0%, 2/6/09 1,6                                   14,550,000       14,986,500
----------------------------------------------------------------------------------------------------------------------------------
UBS AG:
Congo (Republic of) Credit Linked Nts., 9%, 3/22/12 [XAF]                                          2,050,000,000        3,934,753
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 1 [GHC]                                  73,692,320,000        8,247,674
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                             56,205,300       16,196,291
                                                                                                                   ---------------
Total Structured Notes (Cost $1,518,992,864)                                                                        1,697,405,522

                                                                                        STRIKE
                                                                      DATE               PRICE        CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
----------------------------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Put 13
(Cost $2,221,645)                                                  7/25/07                 $95       261,370,000        1,274,179

                                                                                                          SHARES
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.1%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 16,17
(Cost $272,575,619)                                                                                  272,575,619      272,575,619

----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $6,188,891,196)                                                  6,512,971,586


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--0.4% 18
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.1%
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE1, Cl. A1, 5.38%, 4/25/07                                                          $     1,362,125   $    1,362,125
----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates,
Series 2005-17, Cl. 4AV1, 5.43%, 4/25/07                                                                 470,583          470,583
----------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.4%, 6/15/07                                                             2,000,000        2,000,000
                                                                                                                   ---------------
                                                                                                                        3,832,708

----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.31% in joint repurchase agreement
(Principal Amount/Value $3,500,000,000, with a maturity
value of $3,501,591,771) with Bank of America NA,
5.4575%, dated 3/30/07, to be repurchased at
$10,917,162 on 4/2/07, collateralized by
U.S. Agency Mortgages, 5%-5.50%,
9/1/33-6/1/35, with a value of
$3,570,000,000                                                                                        10,912,199       10,912,199
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1% in joint repurchase agreement
(Principal Amount/Value $500,000,000, with a maturity
value of $500,228,229) with Credit Suisse First Boston
LLC, 5.4775%, dated 3/30/07, to be repurchased
at $5,002,282 on 4/2/07, collateralized by
Private Label CMOs, 0.00%-6.50%,
5/15/16-11/14/42, with a value
of $525,000,050                                                                                        5,000,000        5,000,000
                                                                                                                   ---------------
                                                                                                                       15,912,199

----------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.1%
American Express Credit Corp., 5.33%, 4/16/07                                                          2,000,000        2,000,000
----------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%, 4/30/07                                                                2,000,000        2,000,000
                                                                                                                   ---------------
                                                                                                                        4,000,000

----------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 5.37%, 4/2/07                                                           2,000,000        2,000,000
                                                                                                                   ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $25,744,907)                                                                                   25,744,907

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,214,636,103)                                                           98.5%   6,538,716,493
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                              1.5       99,326,016
                                                                                                 ---------------------------------
NET ASSETS                                                                                                 100.0%  $6,638,042,509
                                                                                                 =================================


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

ARP       Argentine Peso
AUD       Australian Dollar
BRR       Brazilian Real
CAD       Canadian Dollar
COP       Colombian Peso
DKK       Danish Krone
DOP       Dominican Republic Peso
EGP       Egyptian Pounds
EUR       Euro
GBP       British Pound Sterling
GHC       Ghanaian Cedi
IDR       Indonesia Rupiah
ILS       Israeli Shekel
JPY       Japanese Yen
KZT       Kazakhstan Tenge
MXN       Mexican Nuevo Peso
MYR       Malaysian Ringgit
NGN       Nigeria Naira
PEN       Peruvian New Sol
PHP       Philippines Peso
PLZ       Polish Zloty
RON       New Romanian Leu
RUR       Russian Ruble
TRY       New Turkish Lira
UAH       Ukraine Hryvnia
UYU       Uruguay Peso
VND       Vietnam Dong
XAF       CFA Franc BEAC
ZMK       Zambian Kwacha

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2007 was $579,646,412, which represents 8.73% of the Fund's net assets. In addition, the Fund has restricted currency of $4,452,553, which represents 0.07% of the Fund's net assets. See Note 12 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Partial or fully-loaned security. See Note 13 of accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $41,308,344. See Note 6 of accompanying Notes.

5. Issue is in default. See Note 1 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $144,274,633 or 2.17% of the Fund's net assets as of March 31, 2007.

8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

9. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                          SUBJECT TO CALL        DATES      PRICE   RECEIVED   SEE NOTE 1
-----------------------------------------------------------------------------------------
Japanese Yen (JPY)            578,000,000       4/4/07    $117.00    $29,394      $35,431
Japanese Yen (JPY)            523,000,000       4/5/07     117.35     25,270       32,845
Japanese Yen (JPY)            537,000,000       4/9/07     118.00     27,532       27,532
                                                                     --------------------
                                                                     $82,196      $95,808
                                                                     ====================

10. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                           SUBJECT TO PUT        DATES      PRICE   RECEIVED   SEE NOTE 1
-----------------------------------------------------------------------------------------
Japanese Yen (JPY)            578,000,000       4/4/07    $117.00    $27,912      $14,045
Japanese Yen (JPY)            523,000,000       4/5/07     117.35     26,384       19,822
Japanese Yen (JPY)            537,000,000       4/9/07     118.00     27,533       27,532
                                                                     --------------------
                                                                     $81,829      $61,399
                                                                     ====================


                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

11. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13. Non-income producing security.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

16. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES                                          SHARES
                                         SEPTEMBER 30,             GROSS           GROSS     MARCH 31,
                                                  2006         ADDITIONS      REDUCTIONS          2007
-------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.23%                                        --     2,414,551,422   2,141,975,803   272,575,619

                                                                                   VALUE      DIVIDEND
                                                                              SEE NOTE 1        INCOME
-------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.23%                                                               $ 272,575,619   $10,153,693

17. Rate shown is the 7-day yield as of March 31, 2007.

18. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of accompanying Notes.


                    28 | OPPENHEIMER INTERNATIONAL BOND FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                          $  890,832,812      13.6%
Brazil                                                    557,559,093       8.5
Germany                                                   483,598,116       7.4
United Kingdom                                            452,176,198       6.9
Japan                                                     447,191,085       6.8
Italy                                                     348,542,879       5.3
France                                                    264,792,764       4.1
Russia                                                    243,057,780       3.7
Australia                                                 234,731,616       3.6
Turkey                                                    233,294,747       3.6
Colombia                                                  225,406,855       3.4
Argentina                                                 216,098,828       3.3
Peru                                                      181,373,869       2.8
Canada                                                    172,582,970       2.6
Spain                                                     154,505,584       2.4
Ukraine                                                   129,421,896       2.0
Belgium                                                   123,197,162       1.9
Mexico                                                    117,298,514       1.8
Nigeria                                                   115,582,254       1.8
Philippines                                                92,763,829       1.4
Greece                                                     84,303,476       1.3
Poland                                                     78,967,609       1.2
Kazakhstan                                                 71,470,318       1.1
Dominican Republic                                         71,066,000       1.1
Indonesia                                                  67,650,131       1.0
Romania                                                    65,184,297       1.0
Israel                                                     60,206,847       0.9
Egypt                                                      59,208,776       0.9
Uruguay                                                    57,787,216       0.9
Malaysia                                                   47,398,793       0.7
Denmark                                                    32,539,213       0.5
Ireland                                                    29,114,071       0.4
Panama                                                     24,571,613       0.4
Supranational                                              22,627,200       0.3
Vietnam                                                    19,188,981       0.3
India                                                      12,847,498       0.2
Ghana                                                       8,247,674       0.1
Zambia                                                      8,179,573       0.1
El Salvador                                                 6,672,988       0.1
Venezuela                                                   4,936,077       0.1
Trinidad & Tobago                                           4,805,210       0.1
Congo                                                       3,934,753       0.1
Swaziland                                                   3,849,615       0.1
Costa Rica                                                  3,595,410       0.1
Bulgaria                                                    3,491,250       0.1
South Africa                                                2,059,890       0.0
Guatemala                                                     803,163       0.0
                                                       -------------------------
Total                                                  $6,538,716,493     100.0%
                                                       =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2007
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $5,942,060,484)                                                 $  6,266,140,874
Affiliated companies (cost $272,575,619)                                                          272,575,619
                                                                                             -----------------
                                                                                                6,538,716,493
--------------------------------------------------------------------------------------------------------------
Cash                                                                                               17,172,744
--------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $4,022,774)                                                          4,036,966
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                              64,347,399
--------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $473,599)                                                       55,008,130
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $17,029,829 sold on a when-issued basis or forward commitment)        108,193,570
Interest, dividends and principal paydowns                                                         75,541,792
Shares of beneficial interest sold                                                                 41,315,574
Other                                                                                                  38,194
                                                                                             -----------------
Total assets                                                                                    6,904,370,862

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $164,025)--see accompanying
statement of investments                                                                              157,207
--------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                         25,744,907
--------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                              24,105,638
--------------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                     7,565,355
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $61,056,062 purchased on a when-issued basis or
forward commitment)                                                                               177,014,915
Shares of beneficial interest redeemed                                                             14,821,505
Closed foreign currency contracts                                                                   6,179,634
Dividends                                                                                           4,819,993
Distribution and service plan fees                                                                  3,680,789
Transfer and shareholder servicing agent fees                                                         786,358
Futures margins                                                                                       758,356
Shareholder communications                                                                            459,402
Trustees' compensation                                                                                 21,808
Other                                                                                                 212,486
                                                                                             -----------------
Total liabilities                                                                                 266,328,353

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $  6,638,042,509
                                                                                             =================


                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $      1,084,901
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      6,225,349,535
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  36,856,957
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                    (30,075,477)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                 404,826,593
                                                                                             -----------------
NET ASSETS                                                                                   $  6,638,042,509
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,930,672,432 and 805,299,320 shares of beneficial interest outstanding)                               $6.12
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                                $6.43
--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $240,143,281
and 39,353,326 shares of beneficial interest outstanding)                                               $6.10
--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,062,359,726
and 174,076,418 shares of beneficial interest outstanding)                                              $6.10
--------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $111,194,713
and 18,206,463 shares of beneficial interest outstanding)                                               $6.11
--------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $293,672,357 and 47,965,490 shares of
beneficial interest outstanding)                                                                        $6.12

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $1,430,144)             $  132,324,093
-------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $4,390)           82,305
Affiliated companies                                                      10,153,693
-------------------------------------------------------------------------------------
Portfolio lending fees                                                       306,278
                                                                      ---------------
Total investment income                                                  142,866,369

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                           15,713,337
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    5,525,018
Class B                                                                    1,170,542
Class C                                                                    4,806,195
Class N                                                                      229,857
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    3,405,427
Class B                                                                      286,491
Class C                                                                      631,905
Class N                                                                      259,657
Class Y                                                                        7,029
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      164,835
Class B                                                                       21,386
Class C                                                                       30,729
Class N                                                                        2,278
Class Y                                                                          254
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                  454,524
-------------------------------------------------------------------------------------
Trustees' compensation                                                        47,696
-------------------------------------------------------------------------------------
Administration service fees                                                      750
-------------------------------------------------------------------------------------
Other                                                                        256,743
                                                                      ---------------
Total expenses                                                            33,014,653
Less reduction to custodian expenses                                         (66,369)
Less waivers and reimbursements of expenses                                 (290,818)
                                                                      ---------------
Net expenses                                                              32,657,466

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    110,208,903


                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                 $   42,689,639
Closing and expiration of option contracts written                         1,707,952
Closing and expiration of futures contracts                                   91,921
Foreign currency transactions                                             11,834,407
Swap contracts                                                            24,277,394
                                                                      ---------------
Net realized gain                                                         80,601,313
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                               36,710,485
Translation of assets and liabilities denominated in foreign             211,696,285
currencies
Futures contracts                                                        (22,826,669)
Option contracts written                                                    (264,137)
Swap contracts                                                            25,824,511
                                                                      ---------------
Net change in unrealized appreciation                                    251,140,475

-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  441,950,691
                                                                      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS              YEAR
                                                                    ENDED             ENDED
                                                           MARCH 31, 2007     SEPTEMBER 30,
                                                              (UNAUDITED)              2006
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                     $   110,208,903   $   161,377,436
--------------------------------------------------------------------------------------------
Net realized gain (loss)                                       80,601,313       (25,734,684)
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         251,140,475        (8,589,064)
                                                          ----------------------------------
Net increase in net assets resulting from operations          441,950,691       127,053,688

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (85,331,430)     (200,784,108)
Class B                                                        (3,498,736)      (12,370,619)
Class C                                                       (14,949,097)      (36,714,329)
Class N                                                        (1,576,589)       (3,110,737)
Class Y                                                        (4,824,640)       (5,420,742)
                                                          ----------------------------------
                                                             (110,180,492)     (258,400,535)

--------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                        (9,318,274)      (11,599,099)
Class B                                                          (500,536)         (891,798)
Class C                                                        (2,033,412)       (2,435,648)
Class N                                                          (194,577)         (203,177)
Class Y                                                          (465,053)         (253,487)
                                                          ----------------------------------
                                                              (12,511,852)      (15,383,209)

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                       617,373,950     1,502,920,202
Class B                                                        (7,308,042)       18,514,548
Class C                                                       136,046,518       338,152,983
Class N                                                        42,719,222        18,829,709
Class Y                                                       104,740,174       141,286,624
                                                          ----------------------------------
                                                              893,571,822     2,019,704,066

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase                                              1,212,830,169     1,872,974,010
--------------------------------------------------------------------------------------------
Beginning of period                                         5,425,212,340     3,552,238,330
                                                          ----------------------------------

End of period (including accumulated net investment
income of $36,856,957 and $36,828,546, respectively)      $ 6,638,042,509   $ 5,425,212,340
                                                          ==================================


                    34 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                           YEAR
                                              ENDED                                                                          ENDED
                                     MARCH 31, 2007                                                                      SEPT. 30,
CLASS A                                 (UNAUDITED)            2006            2005             2004          2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                  $      5.80     $      6.01     $      5.63      $      5.33   $      4.38   $        3.95
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .11 1           .22 1           .23 1            .13           .20             .24
Net realized and unrealized gain
(loss)                                          .33            (.04)            .62              .47           .95             .41
                                        -------------------------------------------------------------------------------------------
Total from investment operations                .44             .18             .85              .60          1.15             .65
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                         (.11)           (.37)           (.41)            (.30)         (.20)           (.19)
Distributions from net realized
gain                                           (.01)           (.02)           (.06)              --            --              --
Tax return of capital distribution               --              --              --               --            --            (.03)
                                        -------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                  (.12)           (.39)           (.47)            (.30)         (.20)           (.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $      6.12     $      5.80     $      6.01      $      5.63   $      5.33   $        4.38
                                        ===========================================================================================
TOTAL RETURN, AT NET ASSET VALUE 2             7.76%           3.23%          15.53%           11.56%        26.67%          16.78%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $ 4,930,673     $ 4,075,172     $ 2,683,900      $ 1,177,628   $   429,283   $     181,456
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                          $ 4,459,527     $ 3,430,374     $ 1,925,344      $   811,608   $   285,391   $     134,912
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          3.84%           3.72%           3.85%            2.19%         3.94%           5.16%
Total expenses                                 0.96% 4         0.98%           1.03%            1.13%         1.22%           1.37%
Expenses after payments and
waivers and reduction to
custodian expenses                             0.95%           0.97%           1.02%            1.13%         1.22%           1.37%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          37%            144%             90%             133%          341%            372%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2007     0.97%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                           YEAR
                                              ENDED                                                                          ENDED
                                     MARCH 31, 2007                                                                      SEPT. 30,
CLASS B                                 (UNAUDITED)            2006            2005             2004          2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                  $      5.78     $      5.99     $      5.61      $      5.31   $      4.37   $        3.94
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .09 1           .17 1           .17 1            .08           .16             .21
Net realized and unrealized gain
(loss)                                          .33            (.04)            .63              .47           .94             .40
                                        -------------------------------------------------------------------------------------------
Total from investment operations                .42             .13             .80              .55          1.10             .61
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                         (.09)           (.32)           (.36)            (.25)         (.16)           (.15)
Distributions from net realized
gain                                           (.01)           (.02)           (.06)              --            --              --
Tax return of capital distribution               --              --              --               --            --            (.03)
                                        -------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                  (.10)           (.34)           (.42)            (.25)         (.16)           (.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $      6.10     $      5.78     $      5.99      $      5.61   $      5.31   $        4.37
                                        ===========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             7.33%           2.35%          14.58%           10.66%        25.48%          15.90%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $   240,143     $   234,848     $   224,381      $   167,621   $   134,661   $     100,049
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $   235,032     $   229,871     $   201,541      $   153,117   $   119,232   $      85,244
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          2.99%           2.88%           2.95%            1.40%         3.20%           4.41%
Total expenses                                 1.82% 4         1.83%           1.89%            1.98%         2.03%           2.14%
Expenses after payments and
waivers and reduction to custodian
expenses                                       1.81%           1.83%           1.89%            1.98%         2.03%           2.14%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          37%            144%             90%             133%          341%            372%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

           Six Months Ended March 31, 2007        1.83%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

                                         SIX MONTHS                                                                           YEAR
                                              ENDED                                                                          ENDED
                                     MARCH 31, 2007                                                                      SEPT. 30,
CLASS C                                 (UNAUDITED)            2006            2005             2004          2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                  $      5.78     $      5.99     $      5.61      $      5.31   $      4.37   $        3.94
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .09 1           .17 1           .18 1            .09           .16             .21
Net realized and unrealized gain
(loss)                                          .33            (.03)            .63              .46           .94             .40
                                        -------------------------------------------------------------------------------------------
Total from investment operations                .42             .14             .81              .55          1.10             .61
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                         (.09)           (.33)           (.37)            (.25)         (.16)           (.15)
Distributions from net realized
gain                                           (.01)           (.02)           (.06)              --            --              --
Tax return of capital distribution               --              --              --               --            --            (.03)
                                        -------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                  (.10)           (.35)           (.43)            (.25)         (.16)           (.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $      6.10     $      5.78     $      5.99      $      5.61   $      5.31   $        4.37
                                        ===========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             7.40%           2.46%          14.70%           10.75%        25.48%          15.90%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $ 1,062,360     $   875,032     $   560,138      $   233,311   $    90,248   $      38,865
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $   965,390     $   717,977     $   401,401      $   170,796   $    63,198   $      28,635
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          3.11%           2.98%           3.10%            1.46%         3.15%           4.37%
Total expenses                                 1.69% 4         1.71%           1.77%            1.88%         2.02%           2.14%
Expenses after payments and
waivers and reduction to custodian
expenses                                       1.68%           1.71%           1.77%            1.88%         2.02%           2.14%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          37%            144%             90%             133%          341%            372%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended March 31, 2007        1.70%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                           YEAR
                                              ENDED                                                                          ENDED
                                     MARCH 31, 2007                                                                      SEPT. 30,
CLASS N                                 (UNAUDITED)            2006            2005             2004          2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                  $      5.79     $      6.00     $      5.61      $      5.32   $      4.37   $        3.95
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .10 1           .19 1           .20 1            .12           .18             .21
Net realized and unrealized gain
(loss)                                          .33            (.04)            .64              .45           .95             .42
                                        -------------------------------------------------------------------------------------------
Total from investment operations                .43             .15             .84              .57          1.13             .63
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                         (.10)           (.34)           (.39)            (.28)         (.18)           (.18)
Distributions from net realized
gain                                           (.01)           (.02)           (.06)              --            --              --
Tax return of capital distribution               --              --              --               --            --            (.03)
                                        -------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                  (.11)           (.36)           (.45)            (.28)         (.18)           (.21)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $      6.11     $      5.79     $      6.00      $      5.61   $      5.32   $        4.37
                                        ===========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             7.55%           2.78%          15.27%           11.00%        26.31%          16.23%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $   111,195     $    63,432     $    46,533      $    18,641   $     4,640   $       1,280
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $    92,546     $    55,216     $    30,696      $    10,769   $     2,653   $         297
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          3.42%           3.29%           3.45%            1.83%         3.56%           4.87%
Total expenses                                 1.62% 4         1.58%           1.47%            1.49%         1.57%           1.57%
Expenses after payments and
waivers and reduction to custodian
expenses                                       1.40%           1.42%           1.46%            1.49%         1.57%           1.57%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          37%            144%             90%             133%          341%            372%

1. Per share amounts calculated based on the average shares outstanding during the period

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended March 31, 2007        1.63%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    38 | OPPENHEIMER INTERNATIONAL BOND FUND

                                         SIX MONTHS                                             YEAR
                                              ENDED                                            ENDED
                                     MARCH 31, 2007                                        SEPT. 30,
CLASS Y                                 (UNAUDITED)            2006            2005           2004 1
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                  $      5.80     $      6.01     $      5.63      $      5.58
-----------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .13 2           .24 2           .25 2             -- 3
Net realized and unrealized gain
(loss)                                          .33            (.04)            .63              .05
                                        -------------------------------------------------------------
Total from investment operations                .46             .20             .88              .05
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                         (.13)           (.39)           (.44)              --
Distributions from net realized
gain                                           (.01)           (.02)           (.06)              --
Tax return of capital distribution               --              --              --               --
                                        -------------------------------------------------------------
Total dividends and/or
distributions to shareholders                  (.14)           (.41)           (.50)              --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period          $      6.12     $      5.80     $      6.01      $      5.63
                                        =============================================================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4             7.98%           3.64%          15.96%            0.92%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $   293,672     $   176,728     $    37,286      $    14,268
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $   227,677     $    97,992     $    25,559      $     7,086
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                          4.25%           4.11%           4.23%            4.84%
Total expenses                                 0.56% 6         0.56%           0.67%            1.17%
Expenses after payments and
waivers and reduction to custodian
expenses                                       0.55%           0.56%           0.66%            1.17%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          37%            144%             90%             133%

1. For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2007       0.57%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    39 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded


                    40 | OPPENHEIMER INTERNATIONAL BOND FUND on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $61,056,062 of securities issued on a when-issued basis or forward commitment and sold $17,029,829 of securities issued on a when-issued basis or forward commitment.


                    41 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2007, securities with an aggregate market value of $1,022, representing less than 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                    42 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $14,678,278 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2007, it is estimated that the Fund will utilize $81,074,912 of capital loss carryforward to offset realized capital gains. During the fiscal year ended September 30, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of September 30, 2006, the Fund had available for federal income tax purposes post-October foreign currency losses of $91,897,279 and straddle losses of $3,855,911.


                    43 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent


                    44 | OPPENHEIMER INTERNATIONAL BOND FUND on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED MARCH 31, 2007      YEAR ENDED SEPTEMBER 30, 2006
                                                     SHARES            AMOUNT          SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                            184,906,688   $ 1,106,221,035     401,071,813   $  2,346,328,470
Dividends and/or
distributions reinvested                         11,986,511        72,158,028      28,014,878        162,673,081
Redeemed                                        (93,947,497)     (561,005,113)   (173,146,915)    (1,006,081,349)
                                              -------------------------------------------------------------------
Net increase                                    102,945,702   $   617,373,950     255,939,776   $  1,502,920,202
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                              4,406,470   $    26,294,981      13,953,510   $     81,256,556
Dividends and/or
distributions reinvested                            543,196         3,258,540       1,823,352         10,550,724
Redeemed                                         (6,208,796)      (36,861,563)    (12,609,581)       (73,292,732)
                                              -------------------------------------------------------------------
Net increase (decrease)                          (1,259,130)  $    (7,308,042)      3,167,281   $     18,514,548
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                             36,350,513   $   216,719,310      76,001,789   $    443,443,673
Dividends and/or
distributions reinvested                          1,784,392        10,707,130       4,461,718         25,813,712
Redeemed                                        (15,362,500)      (91,379,922)    (22,632,214)      (131,104,402)
                                              -------------------------------------------------------------------
Net increase                                     22,772,405   $   136,046,518      57,831,293   $    338,152,983
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                              8,986,585   $    53,039,155       7,063,532   $     41,194,742
Dividends and/or
distributions reinvested                            274,119         1,646,382         531,451          3,078,829
Redeemed                                         (2,014,063)      (11,966,315)     (4,393,527)       (25,443,862)
                                              -------------------------------------------------------------------
Net increase                                      7,246,641   $    42,719,222       3,201,456   $     18,829,709
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                             18,159,512   $   108,655,681      24,796,488   $    144,435,008
Dividends and/or
distributions reinvested                            833,419         5,019,282         973,953          5,648,766
Redeemed                                         (1,488,237)       (8,934,789)     (1,513,656)        (8,797,150)
                                              -------------------------------------------------------------------
Net increase                                     17,504,694   $   104,740,174      24,256,785   $    141,286,624
                                              ===================================================================


                    45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in affiliated companies, for the six months ended March 31, 2007, were as follows:

                                                    PURCHASES             SALES
--------------------------------------------------------------------------------
Investment securities                          $2,744,222,162    $1,411,047,717
U.S. government and
government agency obligations                      95,765,734       188,488,493

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                        FEE SCHEDULE
                        --------------------------------
                        Up to $200 million         0.75%
                        Next $200 million          0.72
                        Next $200 million          0.69
                        Next $200 million          0.66
                        Next $200 million          0.60
                        Next $4 billion            0.50
                        Over $5 billion            0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2007, the Fund paid $4,462,397 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to


                    46 | OPPENHEIMER INTERNATIONAL BOND FUND

Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $7,668,510, $13,915,452 and $1,126,137, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A         CLASS B         CLASS C         CLASS N
                             CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                           FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                       SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS               RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------------
March 31, 2007         $     700,965   $      97,372   $     261,293   $      99,601   $       5,092

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2007, OFS waived $98,259 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2007, the Manager waived $192,559 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for


                    47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                                                  VALUATION
                                                                  CONTRACT            AS OF
                                              EXPIRATION            AMOUNT        MARCH 31,      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                               DATES            (000S)             2007    APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar [AUD]                          4/23/07          2,002AUD   $    1,618,746   $      15,144   $         --
Brazilian Real [BRR]                      5/3/07-1/13/10        657,329BRR      300,330,525      43,860,875             --
British Pound Sterling [GPB]             4/10/07-4/23/07         61,455GPB      120,931,398       1,465,096             --
Canadian Dollar [CAD]                            4/23/07          7,370CAD        6,388,086          29,156             --
Chilean Peso [CLP]                       5/16/07-6/28/07     23,557,000CLP       43,659,850          18,960         86,822
Euro [EUR]                                4/2/07-9/24/07        557,054EUR      744,447,176       6,011,455             --
Hungarian Forint [HUF]                           4/26/07     12,134,000HUF       65,284,087              --        683,076
Indian Rupee [INR]                               4/26/07      2,869,000INR       65,660,468         217,949             --
Japanese Yen [JPY]                        4/2/07-5/14/07    105,824,000JPY      901,681,646       5,704,271      1,350,805
Malaysian Ringgit [MYR]                          5/16/07         97,730MYR       28,332,508         261,281             --
Mexican Nuevo Peso [MXN]                  4/2/07-5/25/07      1,723,842MXN      155,733,160              --        591,830
New Turkish Lira [TRY]                           4/24/07         91,400TRY       65,089,833         433,080             --
New Zealand Dollar [NZD]                         9/24/07         25,060NZD       17,673,789         235,037             --
Norwegian Krone [NOK]                    9/24/07-1/29/08        239,020NOK       39,464,474       1,043,415             --
Polish Zloty [PLZ]                        4/30/07-5/7/07        221,970PLZ       76,783,323       2,334,558             --
Russian Ruble [RUR]                        4/4/07-6/6/07      2,480,220RUR       95,464,662         559,438             --
Singapore Dollar [SGD]                            2/5/08         99,680SGD       66,920,341         665,269          2,426
South African Rand [ZAR]                  4/26/07-8/1/07        867,840ZAR      118,724,185         272,279        628,444
South Korean Won [KRW]                    4/12/07-7/2/07     51,918,000KRW       55,248,245              --         77,896
Swedish Krone [SEK]                              4/10/07         77,740SEK       39,796,994          86,011         83,759
Swiss Franc [CHF]                         4/5/07-4/23/07         89,452CHF       73,662,161         336,314          2,319
Ukraine Hryvnia [UAH]                             4/5/07         50,954UAH       10,113,245              --          6,668
Uruguay Peso [UYU]                                4/3/07        248,600UYU       10,296,128          53,029             --
Vietnam Dong [VND]                               4/13/07    218,426,000VND       13,634,582              --         34,129
                                                                                              -----------------------------
                                                                                                 63,602,617      3,548,174
                                                                                              -----------------------------


                    48 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                  VALUATION
                                                                  CONTRACT            AS OF
                                              EXPIRATION            AMOUNT        MARCH 31,      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                               DATES            (000S)             2007    APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Australian Dollar [AUD]                  4/10/07-4/11/07        207,940AUD   $  168,192,805   $          --   $  5,762,492
British Pound Sterling [GPB]                      8/6/07         19,550GPB       38,435,909              --         60,038
Canadian Dollar [CAD]                            8/21/07         60,215CAD       52,369,569              --        487,242
Chinese Renminbi [CNY]                           4/26/07        507,100CNY       65,865,863         106,947             --
Czech Koruna [CZK]                       4/26/07-1/25/08      1,559,750CZK       74,713,291          80,009        276,309
Euro [EUR]                                4/2/07-1/29/08        343,785EUR      459,828,296           4,938      9,875,280
Hong Kong Dollar [HKD]                           1/25/08        136,990HKD       17,674,442          44,733          1,294
Indian Rupee [INR]                                4/5/07         21,837INR          501,905              --          2,194
Japanese Yen [JPY]                         4/2/07-2/5/08     21,589,000JPY      186,678,587          49,494      1,881,269
New Turkish Lira [TRY]                    5/7/07-6/29/07         43,255TRY       30,365,897              --        453,065
New Zealand Dollar [NZD]                         1/16/08         77,760NZD       54,343,337              --      1,565,296
Russian Ruble [RUR]                        4/3/07-4/4/07        450,583RUR       17,341,055              --         10,935
Swedish Krone [SEK]                      4/26/07-9/24/07        529,430SEK       76,005,475         261,062             --
Swiss Franc [CHF]                                1/25/08        103,455CHF       85,638,719         197,599        182,050
                                                                                              -----------------------------
                                                                                                    744,782     20,557,464
                                                                                              -----------------------------
Total unrealized appreciation and depreciation                                                $  64,347,399   $ 24,105,638
                                                                                              =============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and


                    49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                                          UNREALIZED
                                           EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                            DATES   CONTRACTS    MARCH 31, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
30 Day Interbank Cash Rate                    4/20/07          32   $     6,268,425   $      325,628
Canada (Government of) Bonds, 10 yr.          6/20/07         249        24,447,077          (49,934)
DAX Index                                     6/15/07          30         6,982,126          314,855
Euro-Bundesobligation, 10 yr.                  6/7/07       3,221       494,472,702       (5,160,463)
Euro-Schatz                                    6/7/07       4,684       646,389,372       (1,752,495)
Japan (Government of) Bonds, 10 yr.           6/11/07         477       543,020,621          217,260
Nikkei 225 Index                               6/7/07          53         7,785,387          (41,217)
Standard & Poor's/MIB Index, 10 yr.           6/15/07          25         6,850,713          299,200
Standard & Poor's/Toronto Stock
Exchange 60 Index                             6/14/07          61         7,991,026           93,659
U.S. Treasury Nts., 10 yr.                    6/20/07       2,733       295,505,625            5,354
U.S. Treasury Nts., 30 yr.                    6/20/07          44         4,895,000          (15,079)
                                                                                      ---------------
                                                                                          (5,763,232)
                                                                                      ---------------
CONTRACTS TO SELL
Australia (Commonwealth of) Bonds,
10 yr.                                        6/15/07         686        56,023,278           66,467
CAC-40 10 Index                               4/20/07         290        21,872,320         (380,316)
DAX Index                                     6/15/07         148        34,445,157       (1,428,927)
Euro-Bundesobligation, 5 yr.                   6/7/07         196        28,324,290          200,426
FTSE 100 Index                                6/15/07         488        60,749,119       (1,675,017)
Nikkei 225 Index                               6/7/07         273        40,102,088       (1,017,145)
Standard & Poor's 500 E-Mini                  6/15/07          92         6,583,520          (60,544)
Standard & Poor's/Toronto Stock
Exchange 60 Index                             6/14/07          52         6,812,023         (203,381)
U.S. Treasury Nts., 10 yr.                    6/20/07       3,809       411,848,125          594,249
United Kingdom Long Gilt                      6/27/07          50        10,607,671          113,790
                                                                                      ---------------
                                                                                          (2,990,398)
                                                                                      ---------------
                                                                                      $   (8,753,630)
                                                                                      ===============


                    50 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 2007 was as follows:

                                               CALL OPTIONS                      PUT OPTIONS
                              -----------------------------   -------------------------------
                                   NUMBER OF      AMOUNT OF        NUMBER OF       AMOUNT OF
                                   CONTRACTS       PREMIUMS        CONTRACTS       PREMIUMS
---------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2006                        --   $         --       32,820,000   $     556,532
Options written                9,613,620,000        578,178    9,712,160,000       1,306,895
Options closed or expired     (6,358,620,000)      (416,470)  (2,800,980,000)     (1,509,435)
Options exercised             (1,617,000,000)       (79,512)  (5,306,000,000)       (272,163)
                              ---------------------------------------------------------------
Options outstanding as of
March 31, 2007                 1,638,000,000   $     82,196    1,638,000,000   $      81,829
                              ===============================================================


                    51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Fund had entered into the following total return swap agreements:

SWAP                     NOTIONAL     PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY               AMOUNT    THE FUND      THE FUND         DATES         VALUE
---------------------------------------------------------------------------------------
Deutsche Bank AG:
                                    Six-Month
                     $ 11,050,000   BBA LIBOR          5.25%      6/23/15   $ 1,943,126
                                    Six-Month
                       16,760,000   BBA LIBOR          5.46       5/13/15     3,523,159
---------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                    Six-Month
                       11,580,000   BBA LIBOR          5.10       1/14/15     2,411,666
                                    Six-Month
                       11,580,000   BBA LIBOR          5.08       1/20/15     2,472,612


                    52 | OPPENHEIMER INTERNATIONAL BOND FUND

SWAP                 NOTIONAL                 PAID BY            RECEIVED BY    TERMINATION
COUNTERPARTY           AMOUNT                THE FUND               THE FUND          DATES        VALUE
---------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                            One-Month
                                        BBA LIBOR USD
                                      and if negative
                                   the absolute value        If positive the
                                  of the Total Return        Total Return of
                                    of the MSCI Daily         the MSCI Daily
                                     Total Return Net       Total Return Net
                                          Belgium USD           Belgium USD
                    5,395,703           Market Index.          Market Index.        10/8/07    $  315,851
                                          If positive       If negative, the
                                     the Total Return      absolute value of
                                      of the INDF/NSE       the Total Return
                                          NIFTY Index         INDF/NSE NIFTY
                  288,440,900INR         3/07 Future.     Index 3/07 Future.         4/5/07       502,413
                                     If negative, the
                                       absolute value           If positive,
                                         of the Total              the Total
                                        Return of the          Return of the
                                          BMU/BOVESPA            BMU/BOVESPA
                   12,836,983BRR          4/07 Index.            4/07 Index.        4/19/07        75,253
                                         If positive,       If negative, the
                                     the Total Return      absolute value of
                                      of the INDF/NSE       the Total Return
                                          NIFTY Index         INDF/NSE NIFTY
                  264,827,130INR         4/07 Future.     Index 4/07 Future.         5/3/07       (60,929)
                                     If positive, the
                                    absolute value of
                                     the Total Return       If negative, the
                                         of the Swiss    Total Return of the
                                         Market Index    Swiss Market Index
                    7,095,787CH          6/07 Future.           6/07 Future.        6/20/07       (94,219)
                                     If positive, the
                                    absolute value of
                                     the Total Return       If negative, the
                                         of the Swiss    Total Return of the
                                         Market Index     Swiss Market Index
                      810,269CH          6/07 Future.           6/07 Future.        6/20/07            75


                    53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

SWAP                   NOTIONAL                 PAID BY              RECEIVED BY    TERMINATION
COUNTERPARTY             AMOUNT                THE FUND                 THE FUND          DATES           VALUE
---------------------------------------------------------------------------------------------------------------
Morgan Stanley
International:
                                              One-Month
                                          BBA LIBOR GBP         If positive, the
                                        and if negative        Total Return of a
                                     the absolute value         custom basket of
                                    of the Total Return      securities plus the
                                     of a custom basket       dividends from the
                     19,368,400GBP       of securities.    basket of securities.        10/9/07    $  2,325,135
                                              One-Month
                                          BBA LIBOR EUR         If positive, the
                                        and if negative        Total Return of a
                                     the absolute value         custom basket of
                                    of the Total Return      securities plus the
                                     of a custom basket       dividends from the
                     37,021,700EUR       of securities.    basket of securities.        12/2/07       2,295,090
                                              One-Month         If positive, the
                                          BBA LIBOR JPY        Total Return of a
                                    and if negative the         custom basket of
                                      absolute value of      securities plus the
                                       the Total Return           dividends from
                                     of a custom basket               the basket
                  4,201,443,500JPY       of securities.           of securities.        10/9/07       1,081,665
                                                                                                   ------------
                                                                                                   $ 16,790,897
                                                                                                   ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR              Brazilian
                 Real
CHF              Swiss Franc
EUR              Euro
GBP              British Pound Sterling
INR              Indian Rupee
JPY              Japanese Yen

Abbreviations are as follows:

BBA LIBOR        British Bankers' Association London-Interbank Offered Rate
BMU/BOVESPA      Bovespa Index that trades on the Sao Paulo Stock Exchange
INDF/NSE NIFTY   Indian National Stock Exchange Nifty
MSCI             Morgan Stanley Capital International


                    54 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
 9.INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of March 31, 2007, the Fund had entered into the following interest rate swap agreements:

SWAP                          NOTIONAL       PAID BY    RECEIVED BY     TERMINATION
COUNTERPARTY                    AMOUNT      THE FUND       THE FUND           DATES          VALUE
--------------------------------------------------------------------------------------------------
Barclays Bank plc:
                            49,540,000EUR    4.2200%         EURIBOR        1/29/10    $        --
                            48,900,000EUR    EURIBOR          4.1120%       6/15/09       (160,507)
                                                                 BBA
                            33,420,000GBP     5.5525       LIBOR GBP        6/13/09        237,081
                           114,700,000MXN   MXN TIIE          9.2700        7/17/26      1,292,337
                           406,840,000NOK      NIBOR          5.3850        1/29/10         45,409
--------------------------------------------------------------------------------------------------

Citigroup Global
Markets Holdings, Inc.:
                                           Six-Month
                            16,830,000PLZ       WIBO          5.5200        3/24/10         91,577
                                           Six-Month
                            26,928,000PLZ       WIBO          5.5500        3/25/10        154,252
                           489,400,000TWD     2.3200    TWD-telerate        6/27/11       (201,066)


                    55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

SWAP                             NOTIONAL               PAID BY      RECEIVED BY   TERMINATION
COUNTERPARTY                       AMOUNT              THE FUND         THE FUND         DATES          VALUE
--------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc.                                          Six-Month
(Nassau Branch)                46,785,000PLZ               WIBO           4.4800%       7/1/10   $    132,843
--------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston International:
                              112,580,000MXN             28-Day
                                                       MXN TIIE          10.0000        7/9/15      1,351,051
                              133,400,000MXN           MXN TIIE           8.3000      12/17/26        316,322
--------------------------------------------------------------------------------------------------------------
                                                                       Six-Month
Deutsche Bank AG            2,387,000,000HUF             8.4400%           BUBOR        7/4/11         (5,935)
--------------------------------------------------------------------------------------------------------------
                                                                             INR
                                                                       MIBOR-OIS
Deutsche Bank AG, 5 yr.       490,200,000INR              7.175         Compound       6/27/11        365,179
--------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                               16,060,000BRR               BZDI          12.8400        1/2/14        278,934
                               26,730,000BRR               BZDI          12.8700        1/2/14        475,470
                               34,800,000BRR               BZDI          12.7300        1/2/14        551,048
                               45,260,000BRR               BZDI          12.2900        1/2/15        452,037
                               53,240,000BRR               BZDI          12.6700        1/4/10        509,583
                               53,240,000BRR               BZDI          12.7100        1/4/10        530,342
                               53,700,000BRR               BZDI          12.9200        1/2/14        992,302
                               75,174,396BRR               BZDI          17.1800        1/2/08      2,464,450
                               99,100,000BRR               BZDI          12.2600        1/2/15        946,119
                              159,910,000BRR               BZDI          12.6100        1/4/10      1,440,060
                                                                            CNY-
                              107,900,000CNY             4.0000    CFXSREPOFIX01       2/16/17        263,888
                               55,700,000MXN           MXN TIIE          10.0000       6/24/15        661,296
                               60,800,000MXN           MXN TIIE           9.3300       9/16/26        704,201
                               93,375,000MXN           MXN TIIE          10.4300       5/29/15      1,326,836
                               93,375,000MXN           MXN TIIE          10.3000        6/1/15      1,256,938
                               94,500,000MXN           MXN TIIE          10.2900        6/4/15      1,266,240
                              120,050,000MXN           MXN TIIE          10.2200       1/30/15      1,533,099


                    56 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                                     UNREALIZED
SWAP                             NOTIONAL               PAID BY      RECEIVED BY   TERMINATION     APPRECIATION
COUNTERPARTY                       AMOUNT              THE FUND         THE FUND         DATES   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                               27,880,000BRR               BZDI          14.0500%       1/2/12   $      846,373
                               38,800,000MXN           MXN TIIE           8.7000        2/5/16          180,294
                               48,030,000MXN           MXN TIIE           9.4100       8/31/20          516,121
                               61,200,000MXN           MXN TIIE          10.8500        3/5/15          996,273
                               91,750,000MXN           MXN TIIE           9.2900       7/17/26        1,028,026
                               96,930,000MXN           MXN TIIE           9.5000       8/28/25        1,262,332
                              100,000,000MXN           MXN TIIE          10.7500        5/8/15        1,587,551
                              109,710,000MXN           MXN TIIE          10.7000        5/8/15        1,711,223
                              140,720,000MXN           MXN TIIE           9.1500       8/27/26        1,405,803
                              144,000,000MXN           MXN TIIE           9.5100       8/26/25        1,869,061
                              289,270,000MXN           MXN TIIE           9.8400      12/31/09        1,434,988
----------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                               55,370,000BRR               BZDI          13.9100        1/2/12        1,523,556
                                                          BUBOR
                              958,000,000HUF                HUF           7.3200       2/28/12           20,968
                              114,500,000MXN           MXN TIIE           9.7600       8/17/15        1,228,706
                                                                     Three-Month
                              264,090,000ZAR             8.2900%            JIBA       6/23/08          373,577
----------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing., Inc.:
                                                    The greater
                                                   of 0% and 8*
                                                   (-0.0031375-
                                                    (10 yr. CMS
                                                  Index + 2 yr.
                                                    CMS Index))
                              131,690,000            quarterly.    $   3,950,700        2/5/17       (3,437,750)
                                                         28-Day
                              111,440,000MXN           MXN TIIE           9.9900        7/9/15        1,308,207
                                                      Six-Month
                               55,540,000PLZ               WIBO           4.5300        7/5/10          123,855
----------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.        269,500,000SEK         STIBOR SEK           4.1825      11/12/12         (265,575)
----------------------------------------------------------------------------------------------------------------
Santander Central Hispano:
                               27,880,000BRR               BZDI          14.0000        1/3/12          805,980
                              199,500,000MXN           MXN TIIE           8.1200       1/26/17          272,055
                                                                                                 ---------------
                                                                                                 $   34,063,010
                                                                                                 ===============


                    57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR               Brazilian Real
CNY               Chinese Renminbi
EUR               Euro
GBP               British Pound Sterling
HUF               Hungarian Forint
INR               Indian Rupee
MXN               Mexican Nuveo Peso
NOK               Norwegian Krone
PLZ               Polish Zloty
SEK               Swedish Krone
TWD               New Taiwan Dollar
ZAR               South African Rand

Index abbreviations are as follows:

BBA LIBOR         British Bankers' Association London-Interbank Offered Rate
BUBOR             Budapest Interbank Offered Rate
BZDI              Brazil Interbank Deposit Rate
CFXSREPOFIX01     Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR           Euro Interbank Offered Rate
JIBA              South Africa Johannesburg Interbank Agreed Rate
MXN TIIE          Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS         Mid Market Interest Rate for French Franc/Austrian
                  Schilling and India Swap Composites-Overnight Indexed Swap
NIBOR             Norwegian Interbank Offered Rate
STIBOR            Stockholm Interbank Offered Rate
WIBO              Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.


                    58 | OPPENHEIMER INTERNATIONAL BOND FUND

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                      BUY/SELL   NOTIONAL                                   PREMIUM
                                                        CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION         PAID/
COUNTERPARTY              REFERENCE ENTITY          PROTECTION     (000S)    FIXED RATE         DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.                      Hungary (Republic of)            Buy   $  7,535          0.40%     12/20/15   $        --   $    (38,109)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.        NJSC Naftogaz                   Sell      8,215          3.25       4/20/11            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                          Peru (Republic of)              Sell      1,200          1.32       4/20/17            --          5,540
                          Philippines
                          (Republic of the)                Buy     14,000          3.69       9/20/15            --     (1,738,412)
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:
                          Russian Federation               Buy        550          2.40       10/9/13            --        (61,734)
                          Ukraine (Republic of)           Sell      1,056          1.92       8/20/11            --         27,059
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Colombia (Republic of)           Buy      1,980          3.70       8/20/15            --       (307,522)
                          Dominican Republic               Buy      7,970          3.25       6/20/11            --       (627,681)
                          Istanbul Bond Co
                          SA for Finansbank               Sell     17,390          1.30       3/24/13            --       (288,438)
                          Turkey (Republic of)            Sell      5,150          2.75      11/20/16            --        111,437
                          Venezuela (Republic of)          Buy      4,415          3.48      11/20/15      (473,599)      (398,297)
                                                                                                        ---------------------------
                                                                                                        $  (473,599)  $ (3,316,157)
                                                                                                        ===========================


                    59 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. CURRENCY SWAPS

A currency swap is an arrangement under which counterparties agree to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate. Currency swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Currency swap agreements entail exchange rate risk, interest rate risk and credit risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received. Credit risk arises from the possibility that the counterparty will default on its payments to the Fund. The Manager monitors the creditworthiness of counterparties on an ongoing basis.

As of March 31, 2007, the Fund entered into the following currency swap arrangements:

                             NOTIONAL
SWAP                           AMOUNT      PAID BY  RECEIVED BY  TERMINATION
COUNTERPARTY                   (000S)     THE FUND     THE FUND        DATES       VALUE
-----------------------------------------------------------------------------------------
Merrill Lynch:
                                       Three-Month
                         3,840TRY/USD    BBA LIBOR        17.10%      2/6/12  $   21,565
-----------------------------------------------------------------------------------------

Credit Suisse:
                                       Three-Month
                         7,370TRY/USD    BBA LIBOR        17.25       2/7/12      87,651
                                       Three-Month
                        11,105TRY/USD    BBA LIBOR        17.30       2/9/12      73,287
                                       Three-Month
                        18,590TRY/USD    BBA LIBOR        16.75      2/26/12    (277,478)
                                                                              ----------
                                                                              $  (94,975)
                                                                              ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY       Turkish Lira

Abbreviation is as follows:

BBA LIBOR British Bankers' Association London-Interbank Offered Rate


                    60 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of March 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted currency is as follows:

                          ACQUISITION              VALUATION AS OF    UNREALIZED
CURRENCY                        DATES        COST   MARCH 31, 2007  APPRECIATION
--------------------------------------------------------------------------------
Argentine Peso [ARP]  1/31/07-3/30/07  $4,441,805       $4,452,553       $10,748

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $166,196,385, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $169,759,190 was received for the loans, of which $25,744,907 was received in cash and subsequently invested in approved investments. In addition, collateral of $144,014,284 was also received in the form of securities.


                    61 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    62 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    63 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


                    64 | OPPENHEIMER INTERNATIONAL BOND FUND that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international and quantitative fixed income investment team and analysts. Mr. Steinmetz has been a portfolio manager of the Fund since April 2004. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load international income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international income funds, global income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.


                    65 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether any economies of scale would benefit the Fund's shareholders. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders any economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide quality services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board considered the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    66 | OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2007